Annual Total Returns - Macquarie Diversified Income Fund - Class A	Oct. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(1.15%)
2016	3.56%
2017	5.26%
2018	(2.23%)
2019	10.76%
2020	10.55%
2021	(1.19%)
2022	(13.94%)
2023	6.40%
2024	1.89%